Bank Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure
Bank Debt Borrowings Schedule

Bank debt is comprised of the following secured borrowings:
			December 31,
Borrower	Commencement	Maturity	2016	2017

Maxpente,Maxeikositessera,Maxenteka	December 2015	September 2017	$5,260	$-
Maxpente,Maxeikositessera,Maxenteka	December 2015	September 2017	69,632	-
Maxeikositria	September 2015	September 2017	22,178	-
Maxeikosi	September 2015	September 2017	22,178	-
Maxtessera	July 2014	June 2021	28,000	28,000
Maxeikosiexi	September 2015	September 2021	6,063	6,063
Marathassa	September 2015	September 2021	6,545	6,545
Marinouki	September 2015	September 2021	9,904	9,904
Kerasies	September 2015	September 2021	6,918	6,918
Soffive	September 2015	September 2021	10,757	10,757
Eptaprohi	September 2015	September 2021	50,518	50,518
Shikokuokto	June 2015	June 2022	15,018	15,018
Petra	June 2015	June 2022	18,254	18,024
Pemer	June 2015	June 2022	18,254	18,024
Glovertwo	February 2016	August 2022	12,833	12,833
Maxdekatria	February 2016	August 2022	9,167	9,167
Shikokutessera	February 2016	August 2022	14,667	14,667
Maxeikositria	September 2017	August 2022	-	12,968
Maxeikosi	September 2017	August 2022	-	12,968
Maxpente	September 2017	August 2022	-	20,000
Maxeikositessera	September 2017	August 2022	-	13,650
Maxenteka	September 2017	August 2022	-	15,925
Safe Bulkers	November 2014	September 2022	145,527	160,527
Maxdeka	August 2011	December 2022	20,452	17,044
Shikoku	October 2011	August 2023	26,133	22,400
Shikokuepta	February 2016	February 2024	23,683	22,050
Maxeikosiena	September 2015	September 2025	22,178	21,271
Youngone	September 2015	September 2025	23,546	22,733
Youngtwo	January 2017	January 2027	-	23,817
Total			$587,665	$571,791

Current portion of Long-term debt			$13,264	$26,583
Long-term debt			574,401	545,208
Total debt			$587,665	$571,791

Current portion of deferred financing costs			$1,087	$995
Deferred financing costs non-current			4,620	3,392
Total deferred financing costs			$5,707	$4,387

Total debt			587,665	571,791
Less: Total deferred financing costs			5,707	4,387
Total debt, net of deferred financing costs			$581,958	$567,404
Less: Current portion of long-term debt, net of current portion of deferred financing costs			12,177	25,588
Long-term debt, net of deferred financing costs, non-current			$569,781	$541,816

Bank Debt Maturities Schedule

To December 31,
2018	.	$26,583
2019	.	62,079
2020	.	67,916
2021	.	131,617
2022	.	213,432
2023	and thereafter	70,164
Total	..	$571,791